UNITED STATES
  SECURITIES AND EXCHANGE COMMISSION
  Washington, D.C.  20549

  FORM 24F-2

  Annual Notice of Securities Sold
  Pursuant to Rule 24f-2
  ___________________________________________________________
  1.   Name and address of issuer:
       Anchor National Life Insurance Company
       1 SunAmerica Center
       Los Angeles, CA 90067
  ___________________________________________________________
  2. Name of each series or class of securities for which this notice is filed (If the Form isbeing filed for all series and classes of securities of the issuer, check the box but do not list series or
       classes):     [   ]

            Variable Separate Account
            (Portion relating to the Pathway Variable Annuity,
             Polaris Variable Annuity and Polaris II Variable
            Annuity)
  ___________________________________________________________
 3.   Investment Company Act File Number:     811-3859

       Securities Act File Number:            33-47473
  ___________________________________________________________
  4(a)   Last day of fiscal year for which this notice is filed:
                           November 30, 1998
  ___________________________________________________________
  4(b)   [   ]    Check box if this Form is being filed
   late (i.e., more than 90 calendar days after the end of the issuer's fiscal year). (See Instruction A2)

  Note: If the Form is being filed late, interest must be
  paid on the registration fee due.
  ___________________________________________________________
  4(c)   [   ]    Check box if this is the last time the issuer
will be filing this Form.
  __________________________________________________________
  5.     Calculation of registration fee:

          (i) Aggregate sale price of securities sold during the fiscal year pursuant to Section 24f-2:
                                 $ 2,640,872,812

         (ii)  Aggregate price of securities redeemed or repurchased
                    During the fiscal year:
                                       $ 889,489,365

        (iii) Aggregate price of securities redeemed or repurchased during any prior fiscal year ending no earlier than October 11, 1995 that were not previously used to reduce

        Registration fees payable to the Commission:

                                     $ 0.00

           (iv) Total available redemption credits [add Items
           5(ii) and 5(iii)]:
                 $ 889,489,365

   (v)  Net sales ---- if Item 5(i) is greater than Item 5(iv)
       [subtract Item 5(iv) from Item 5(i)]:

                                     $1,751,383,447

  (vi)   Redemption credits available for use in future years

                                     $0.00

                ---- if Item 5(i) is less than Item 5(iv)
         [subtract Item 5(iv) from Item 5(i)]:

  (vii)   Multiplier for determining registration fee
          (See Instruction C9):
                                     X.000278

      (viii)    Registration fee due [multiply Item 5(v) by
              Item 5(vii)
              (Enter "0" if no fee is due):
                                     =  $ 486,884.60

  6.   Prepaid Shares

        If the response to Item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: None. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here:

  None.
  _________________________________________________________
7.   Interest due ---- if this Form is being filed more than
90 days after the end of the issuer's fiscal year (See
Instruction D):                             +$0.00

8.   Total of the amount of the registration fee due plus any
interest due line 5(viii) plus line 7):
                                     =    $ 486,884.60


9. Date the registration fee and any interest payment was sent to the Commission's lockbox depository:

February 26, 1999

            Method of Delivery:
                 [X]  Wire Transfer
                 [ ]  Mail or other means
  ___________________________________________________________

  SIGNATURES
  This report has been signed below by the following persons on behalf of the issuer and in the capacities and the dates indicated.

By (Signature and Title):


   /s/Scott L. Robinson
  Scott L. Robinson
  Senior Vice President

 Date:   February 26, 1999